Note 4 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2013	2012

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,581,866)	(2,275,110)
Net intangible assets	$920,269	$1,227,025

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years ending December 31,	Amount

2014	$306,756
2015	306,756
2016	306,757
Total	$920,269

Schedule of Amortization Period for Intangible Assets [Table Text Block]
		Weighted
		Average
		Period
	Amount	(Years)

Patents	$3,502,135	11.4